NOTE 5 - RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 5 – RELATED PARTY TRANSACTIONS

During the six months period ended June 30, 2014, 5,000,000 shares were granted to a director and officer of the Company as stock-based compensation and were valued at $200,000. - 760,000 shares were granted to four other employees as stock-based compensation and were valued, using the market closing price on the date of grant, at $30,400. In addition, 2,765,400 shares were issued to a director of the Company for cash of $138,270.

Included in short term loans payable is an amount due to a shareholder and director of the Company for the amount of $1,450.

Included in accounts payable and accrued liabilities – other is an amount of $23,300 due to directors and officers of the Company as at June 30, 2014.